Background, Description of Business and basis of presentation - Summery of correction in the Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Deferred paid-in-kind interest paid on May 2020 First Lien Loan			$ 0	$ 44,141	$ 0
Net cash provided by operating activities	$ 65,111	$ 23,534	14,375	175,790	(33,892)
Cash flows from financing activities
Net cash used in financing activities	(10,800)	(195,568)	(236,480)	38,028	245,545
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 1,941	$ 3,612	$ 14,794	72,736	$ 34,592
As Reported
Cash flows from operating activities
Deferred paid-in-kind interest paid on May 2020 First Lien Loan				0
Net cash provided by operating activities				219,931
Cash flows from financing activities
Payments of May 2020 First Lien Loan				(304,141)
Net cash used in financing activities				(6,113)
Supplemental disclosure of cash flow information:
Cash paid for interest				28,595
As Restated
Cash flows from operating activities
Deferred paid-in-kind interest paid on May 2020 First Lien Loan				(44,141)
Net cash provided by operating activities				175,790
Cash flows from financing activities
Payments of May 2020 First Lien Loan				260,000
Net cash used in financing activities				38,028
Supplemental disclosure of cash flow information:
Cash paid for interest				$ 72,736